6. Note Payable to Bank (Details Narrative) - Quarter Three Report [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Bank Debt	$ 327,894	$ 405,095
Repayment of Bank Debt, Monthly Payments	$ 10,000
Bank Debt, Interest Rate	10.00%